BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 1,105,991	$ 1,116,870	$ 1,089,026
Accounts receivable	103,680	160,982	280,303
Other receivables		23,380
Inventory	308,008	272,444	291,895
Other current assets	3,712	9,350	13,888
Total current assets	1,521,391	1,583,026	1,675,112
Property and equipment	1,012,217	1,067,329	977,968
Accumulated depreciation	(852,993)	(834,637)	(729,531)
Total property and equipment	159,224	232,692	248,437
Other Assets
Intangible assets, net of accumulated amortization of $70,243 and $48,916 in 2012 and 2011, respectively	371,879	321,396	274,336
Other assets	11,560	111,745	16,874
Total other assets		433,141	291,210
Total assets	2,064,054	2,248,859	2,214,759
Current Liabilities
Accounts payable	392,413	245,994	134,889
Accrued liabilities	165,670	286,378	77,129
Current portion of capital lease obligations	7,085	6,276
Current portion of notes payable		171,270	117,053
Total current liabilities	565,168	709,918	329,071
Long-Term Liabilities
Capital lease obligation, net of current portion	9,701	16,049
Notes payable, net of current portion	166,284	386,973	549,218
Total noncurrent liabilities	175,985	403,022	549,218
Total liabilities	741,153	1,112,940	878,289
Commitments and Contingencies
Stockholders' Equity
Preferred Stock, 10,000,000 shares authorized; no shares issued and outstanding; $0.001 par value (Note 1)
Common Stock, 100,000,000 shares authorized; 7,194,910 and 5,970,935 shares issued and outstanding in 2012 and 2011, respectively; $0.001 par value (Note 1)	8,864	7,195	5,971
Additional paid-in capital (Note 1)	24,010,354	20,744,750	18,042,711
Note receivable, related party	(200,072)	(200,072)
Accumulated deficit	(22,496,245)	(19,415,954)	(16,712,212)
Total stockholders' equity	1,322,901	1,135,919	1,336,470
Total liabilities and stockholders' equity	$ 2,064,054	$ 2,248,859	$ 2,214,759